Leases - Disclosure Of Lease Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Information Relating To Lease Liabilities Line Items [Line Items]
Current	$ 34	$ 65	$ 55
Non-current	416	595	$ 615
Total	450	660
US dollars [member]
Disclosure Of Information Relating To Lease Liabilities Line Items [Line Items]
Total	385	514
Sterling [member]
Disclosure Of Information Relating To Lease Liabilities Line Items [Line Items]
Total	10	52
Euros [member]
Disclosure Of Information Relating To Lease Liabilities Line Items [Line Items]
Total	7	43
Others [member]
Disclosure Of Information Relating To Lease Liabilities Line Items [Line Items]
Total	$ 48	$ 51